Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,110
Settlement of intercompany charge adjustments	(1,095)
Exchange differences	$ (15)